SUPPLEMENT DATED JULY 17, 2026

TO

PROSPECTUS DATED MAY 1, 2017

WEALTHQUEST IIITM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

THROUGH ITS

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement updates certain information contained in your Prospectus. All other information contained in the Prospectus remains the same. Please read this carefully and keep it with your prospectus for future reference. Note that these changes apply to both WealthQuest® III and WealthQuest® III VUL08 prospectuses.

As of April 1, 2026, ANICO Financial Solutions, LLC, (“ANFS, LLC”), an affiliate of American National Insurance Company (“American National”) and a subsidiary of American Equity Life Insurance Company (“AEL”), replaced ANICO Financial Securities, Inc. (“ANFS, Inc.”) as the Principal Underwriter for WealthQuest® III Variable Universal Life. Additionally, on that date, American National and ANFS, Inc. terminated their Distribution and Selling Agreement and American National entered into a new Distribution and Administrative Services Agreement with ANFS, LLC. ANFS, LLC is located at: 1150 Locust Street, Des Moines, IA 50309. More information about ANFS, LLC is available through FINRA BrokerCheck at http://www.finra.org.

Effective July 1, 2026, American National Insurance Company moved its home office and mailing addresses, as follows:

•

The new home office address is: American National Insurance Company, 1201 Louisiana Street, Suite 2900, Houston, TX 77002. This replaces any reference to: American National Insurance Company, One Moody Plaza, Galveston, TX 77550.

•

The new mailing address is: American National Insurance Company, 2450 South Shore Blvd., Suite 110, League City, TX 77573. This replaces any reference to: American National Insurance Company, P.O. Box 1893, Galveston, Texas 77553-1893.

•

The new address for Variable Contracts Department is: American National Variable Contracts Department, P. O. Box 1648, League City, Texas 77574-1648. This replaces any reference to: American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574.

Under the sections titled “Hypothetical Illustration” for Female and Male, the following language replaces any prior language with regards to the distributor for these products:

•	Distributed by ANICO Financial Solutions, LLC., 1150 Locust Street, Des Moines, IA 50309, Member FINRA, SIPC.

CONTRACT FORM NUMBERS WQVUL08 AND WQVUL